Document And Entity Information	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 02, 2025
Entity Registrant Name	Myers Industries, Inc.
Entity Central Index Key	0000069488
Entity Emerging Growth Company	false
Entity File Number	001-8524
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0778636
Entity Address, Address Line One	1293 South Main Street
Entity Address, City or Town	Akron
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44301
City Area Code	(330)
Local Phone Number	253-5592
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	MYE
Security Exchange Name	NYSE
Amendment Description	This Amendment on Form 8-K/A (the "Amendment") amends the Current Report on 8-K of Myers Industries, Inc. (the "Company") filed on April 2, 2025 (the "Original Filing"), in which the Company reported that (i) Grant Fitz, Executive Vice President and Chief Financial Officer, tendered his resignation as an officer and director of the Company effective May 2, 2025, and (ii) Daniel Hoehn was to be appointed as Interim Chief Financial Officer effective May 2, 2025. This Amendment is being filed solely for the purpose of providing a brief description of the material compensation arrangements being provided to Mr. Hoehn in connection with his appointment. This Amendment does not otherwise modify or update any other disclosure contained in the Original Filing, and should be read in conjunction with the Original Filing.